Note 3 - Acquisitions - Acquisitions Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash consideration, cash acquired		$ 23,777
Finland Residential Property Management Business [Member]
Cash consideration, cash acquired	$ 4,765